DEBT (Details Narrative)		1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 01, 2024 USD ($) $ / shares shares	Oct. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CAD ($)	Apr. 28, 2023 USD ($)
Short-Term Debt [Line Items]
Gross proceeds						$ 1,365,000
Principal loan amount		$ 1,365,000							$ 209,497
Common share purchase warrants | shares		401,310
Common share purchase warrants | shares			676,663			676,663
Debt extinguishment of loss				$ 105,349		$ 495,051
Fair value of the amended warrants						$ 494,219
Warrants and rights outstanding, term			5 years	5 years		5 years
Unamortized debt discount				$ 1,474,163
Proceeds allocated to warrants						$ 431,666
Interest rate	10.00%		10.00%			10.00%	6.00%
Debt maturity date				Sep. 12, 2024		Sep. 12, 2024
Conversion price | $ / shares			$ 3.40			$ 3.40
Received loan from former director						$ 45,000
Unpaid principal loan amount			$ 115,936	$ 115,936		115,936	$ 125,936
Accrued interest	$ 59,788			59,788		59,788	1,182
Principal payment	$ 1,365,000
Proceeds allocated to warrants				$ 1,792,002		$ 431,666
Subsequent Event [Member]
Short-Term Debt [Line Items]
Principal loan amount		$ 1,365,000
Common share purchase warrants | shares		401,310
Debt extinguishment of loss		$ (105,349)
Interest rate	10.00%
Accrued interest	$ 59,788
Principal payment	1,365,000
Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding, measurement input			0.0341	0.0306		0.0341
Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding, measurement input			1.2869	125.14		1.2869
Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding, measurement input			0	0		0
Measurement Input, Discount Rate [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Unamortized debt discount			$ 832			$ 832
Senior Secured Convertible Debenture [Member]
Short-Term Debt [Line Items]
Principal loan amount			$ 1,365,000			$ 1,365,000
Common share purchase warrants | shares			401,310			401,310
Accrued interest			$ 50,008			$ 50,008
Accrued interest			$ 50,008			$ 50,008
Convertible Debenture [Member]
Short-Term Debt [Line Items]
Proceeds from issuance of debt	1,424,788
Convertible Debenture [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Proceeds from issuance of debt	1,424,788
Convertible Debt [Member]
Short-Term Debt [Line Items]
Repayments of Related Party Debt							$ 38,291	$ 52,454
New Debenture [Member]
Short-Term Debt [Line Items]
Principal amount		59,788
New Debenture [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Principal amount		$ 59,788
Private Placement [Member]
Short-Term Debt [Line Items]
Convertible debentures issued | shares			18,635			1,365
Gross proceeds						$ 1,365,000
Private Placement [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Principal loan amount	2,236,551
Private Placement [Member] | Senior Secured Convertible Debenture [Member]
Short-Term Debt [Line Items]
Convertible debentures issued | shares						500
Principal loan amount			$ 1,000			$ 1,000
Common share purchase warrants | shares			294			294
Warrant exercisable period						5 years
Exercise price of warrants or rights | $ / shares			$ 4.08			$ 4.08
Common share purchase warrants | shares			1			1
Warrants per unit | shares			294			294
Debt extinguishment of loss						$ 495,051
Fair value of the amended warrants						494,219
Private Placement [Member] | Convertible Debenture [Member]
Short-Term Debt [Line Items]
Principal loan amount	$ 4,276,389		$ 1,000			$ 1,000
Common share purchase warrants | shares			523			523
Warrant exercisable period	5 years		5 years
Exercise price of warrants or rights | $ / shares	$ 1.91		$ 1.91			$ 1.91
Proceeds from subscription			$ 2,250,000			$ 2,250,000
Received loan from former director						4,276,389
Proceeds from subscription						$ 2,250,000
Private Placement [Member] | Convertible Debenture [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Principal loan amount	$ 1,000
Common share purchase warrants | shares	523
Warrant exercisable period	5 years
Exercise price of warrants or rights | $ / shares	$ 1.91
Gross proceeds	$ 4,276,389
Private Placement [Member] | One Convertible Debenture [Member]
Short-Term Debt [Line Items]
Principal loan amount	$ 1,000
Common share purchase warrants | shares	523